PRODUCT WARRANTY PROVISION (Tables)	6 Months Ended
Jun. 30, 2025
Guarantees and Product Warranties [Abstract]
SCHEDULE OF MOVEMENT OF PRODUCT WARRANTY PROVISION

The movement of product warranty provision is as following:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Balance at beginning of period	$2,010,207	$2,925,070
Warranty costs incurred	(38,229)	(35,019)
Reversal for expired warranty	(153,845)	-
Foreign exchange adjustment	35,693	(67,087)
Balance at end of period	1,853,826	2,822,964
Less: Current portion	1,398,852	2,061,718
Non-current portion	$454,974	$761,246